Taxes (Details) $ / shares in Units, ¥ in Millions		1 Months Ended				6 Months Ended
	Mar. 26, 2026 CNY (¥)	Dec. 31, 2024	Nov. 30, 2022	Nov. 30, 2019	Nov. 30, 2018	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($) $ / shares	Aug. 30, 2025 USD ($)
Taxes [Line Items]
Assessable profits amount (in Dollars)								$ 2,000,000
Income tax rate		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Taxable income net (in Yuan Renminbi) | ¥	¥ 3						¥ 15
Enterprise income tax	5.00%
Income taxes (in Dollars)						$ 23,467			$ 80,901
Net income per share (in Dollars per share) | $ / shares						$ 0.003			$ 0.01
Net operating loss carryforwards (in Dollars)						$ 3,600,000				$ 2,700,000
Deferred tax assets percentage						100.00%	100.00%	100.00%
Zhongjin Jing’ao [Member]
Taxes [Line Items]
Taxable income net (in Yuan Renminbi) | ¥							¥ 25
HONG KONG
Taxes [Line Items]
Profits tax at a rate						8.25%	8.25%	8.25%
Assessable profits amount (in Dollars)								$ 2,000,000
Assessable profits percentage						16.50%	16.50%	16.50%
Provision for profits tax (in Dollars)
Enterprise Income Tax [Member] | Zhongjin Jing’ao [Member]
Taxes [Line Items]
Income tax rate						5.00%	5.00%	5.00%
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate						25.00%	25.00%	25.00%